PROPERTY	12 Months Ended
Dec. 31, 2014
PROPERTY
PROPERTY

NOTE 5—PROPERTY

        A summary of property is as follows:

(In thousands)	December 31, 2014	December 31, 2013
	(Successor)	(Successor)
Property owned:
Land	$45,448	$46,148
Buildings and improvements	211,947	202,311
Leasehold improvements	627,259	528,915
Furniture, fixtures and equipment	745,280	616,234

	1,629,934	1,393,608
Less-accumulated depreciation and amortization	394,008	226,556

	1,235,926	1,167,052

Property leased under capital leases:
Building and improvements	14,381	14,381
Less-accumulated depreciation and amortization	3,077	1,679

	11,304	12,702

	$1,247,230	$1,179,754

        Property is recorded at cost or fair value, in the case of property resulting from acquisitions. The Company uses the straight-line method in computing depreciation and amortization for financial reporting purposes. The estimated useful lives for leasehold improvements reflect the shorter of the expected useful lives of the assets or the base terms of the corresponding lease agreements plus renewal options expected to be exercised for these leases. The estimated useful lives are as follows:

Buildings and improvements	5 to 40 years
Leasehold improvements	1 to 20 years
Furniture, fixtures and equipment	1 to 10 years

        Expenditures for additions (including interest during construction) and betterments are capitalized, and expenditures for maintenance and repairs are charged to expense as incurred. The cost of assets retired or otherwise disposed of and the related accumulated depreciation and amortization are eliminated from the accounts in the year of disposal. Gains or losses resulting from property disposals are included in operating expense in the accompanying Consolidated Statements of Operations.

        Depreciation expense was $194,930,000, $176,998,000, $63,472,000, and $70,715,000 for the twelve months ended December 31, 2014, the twelve months ended December 31, 2013, the period August 31, 2012 through December 31, 2012, and the period March 30, 2012 through August 30, 2012, respectively.